November 29, 2005
Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth St. NW
Washington DC 20549-1004
RE: Commission File Number 0-2331
Gentlemen:
Pursuant to regulations of the Securities and Exchange Commission, submitted herewith for filing on behalf of Glassmaster Company (the “Company”) is the Company’s Annual Report on Form 10-KSB for the fiscal year ending August 31, 2005.
This filing is being effected by direct transmission to the Commission’s EDGAR System.
Very truly yours,

Richard E. Trewhella
Corporate Controller

37